Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,080,977.58
Total Fee Amount	149.28
Total Offset Amount	0	[1]
Net Fee	$ 149.28

[1]	The Registrant does not have any fee offsets.